KIEWIT MUTUAL FUND

                         MONEY MARKET PORTFOLIO
                    SHORT-TERM GOVERNMENT PORTFOLIO
                    INTERMEDIATE-TERM BOND PORTFOLIO
                         TAX-EXEMPT PORTFOLIO
                           EQUITY PORTFOLIO


KMF



SEMI-ANNUAL REPORT
DECEMBER 31, 1996

KMF
Dear Shareholder:

The management of Kiewit Mutual Fund is pleased to present its semiannual report covering the period from July 1, 1996 through December 31, 1996. Investment Results*

The Money Market Portfolio's total return for the six-month period was 2.69%. That return consisted of income distributions (dividends) of $0.03 per share. The Portfolio's return compares favorably with the 2.51% total return reported for Donoghue's Money Market Fund Average over the same period.

The Short-Term Government Portfolio's total return for the six-month period was 3.47%. That return consisted of an increase in net asset value of $0.01 per share (increasing from $2.00 to $2.01) and income distributions (dividends) of $0.06 per share. The Portfolio's return falls short of the 3.59% total return reported for the unmanaged Lehman 1-3 Year Government Index over the same period. The Lehman 1-3 Year Government Index is a total return performance benchmark consisting of U.S. Government agency and Treasury securities with maturities from one to three years.

The Intermediate-Term Bond Portfolio's total return for the six-month period was 4.70%. That return consisted of an increase in net asset value of $0.03 per share (increasing from $2.01 to $2.04) and income distributions (dividends) of $0.06 per share. The Portfolio's return falls short of the 4.93% total return reported for the unmanaged Lehman Intermediate Corporate Index over the same period. The Lehman Intermediate Corporate Index is a total return performance benchmark consisting of publicly issued corporate debt issues rated at least investment grade with maturities from one to ten years.

The Tax-Exempt Portfolio's total return for the six-month period was 3.37%. That return consisted of an increase in net asset value of $0.02 per share (increasing from $2.02 to $2.04) and income distributions (dividends) of $0.04 per share. The Portfolio's return falls short of the 3.67% total return reported for the unmanaged Lehman 5-Year Municipal Bond Index. The Lehman 5-Year Municipal Bond Index is a total return performance benchmark consisting of tax-exempt municipal bonds rated at least investment grade with maturities from four to six years.

The Equity Portfolio's total return for the six-month period was 9.10%. That return consisted of an increase in net asset value per share of $1.27 (increasing from $16.58 to $17.85) and income and capital gain distributions (dividends) of $0.24 per share. The Portfolio's return falls short of the 11.69% total return reported for the unmanaged Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is an unmanaged capitalization weighted index of five hundred publicly traded stocks.

* Past performance is not necessarily predictive of future results. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. The returns shown above are higher due to the Adviser's maintenance of the Portfolio's expenses. See Financial Highlights on pages 10, 16, 23, 32 and 38.


Please note that the Lehman indices and the S&P 500 are unmanaged statistical compilations, and unlike the Kiewit Portfolios have no associated expenses.

Market Review and Preview

Since we issued our last report to shareholders during the middle of 1996, the financial markets have been quite investor friendly. Modest economic growth, low inflation and "status quo" November elections were all viewed positively by investors.

Investor concern that the strength of the economy would lead to a pick-up in inflation necessitating Federal Reserve Board (the "Fed") tightening held bond prices down during the early part of the period. In reality, inflation failed to become a problem and prices of fixed income securities rose to post positive total returns for the last half of the year. This contrasted with the flat to negative total returns earned by fixed income investors during the first half of the year. 1996's price activity was ample evidence that the price volatility that has roiled the fixed income markets over the last several years was alive and well.

Also during the second half of the year, stocks continued as "the place to be" in the minds of investors. Thanks to record inflows of money into equity mutual funds, the stock market significantly outperformed the bond market during the period, rising to new highs on multiple occasions. Despite that record performance, the period was not without an occasional setback. The most notable was the market activity exhibited the day following Fed Chairman Alan Greenspan's comments about "irrational exuberance" in the financial markets. There was even a 10-day period in July where the market lost 10% of its value when measured on an intraday basis. Despite the volatility, market retreats continued to lead to new market highs, much as they have for the past six years. The stock market as measured by the S&P 500 realized a total return of 10.80% for the period, assuming reinvestment of dividends. Although the 1990's have given us one of the best stock market performances of all time, investors need to remember that the day will come when a market drop will not be followed by new market highs in a matter of weeks. When that happens, they need to be patient and remember that investing is a long-term endeavor.

Notwithstanding the performance of the indices, most individual stocks failed to perform as spectacularly. The best returns were concentrated in large-cap stocks such as Merck, Intel, Microsoft, 3M, Cisco Systems and IBM. In the NASDAQ market, the 100 largest companies in the NASDAQ Industrial Index had an average gain of more than 42% for the year. The remaining 3200 companies in that Index had an average gain of only 3% for the period. As a stockholder of several small and mid- cap companies, Kiewit Equity Portfolio's performance was much closer to that of the remaining 3200 companies than the 100 largest ones. Due to what we perceive as extreme price valuations for large-cap companies, we do not expect their outperformance to continue during 1997 and therefore continue to hold our small- and mid-cap companies.

At Kiewit Mutual Fund, we expect that the direction of interest rates in 1997 will be greatly influenced by foreign investors' willingness to continue adding to their holdings of dollar-denominated bonds. If the U.S. bond market continues to offer attractive investment opportunities relative to other world markets (as it did in 1996), foreign participation should keep interest rates from rising. If foreign investors are not motivated to continue purchasing large amounts of dollar-denominated bonds, look for interest rates to move higher.

As for equities, with the exception of continued demand for equity mutual funds on the part of individual investors, we see no fundamental reason why equity prices should come close to matching 1995 and 1996's returns. It is more likely that 1997 will be just a break-even year for the stock market. Despite our less than exuberant view of this year's market potential, we feel that attempts at market timing would be detrimental to our shareholders. Therefore, we will continue to search for and purchase shares of companies that we believe offer opportunity for above average long-term returns.

We are pleased to report that beginning in March 1997, the Fund's Portfolios will convert to a master fund/feeder fund arrangement whereby each Portfolio will invest substantially all of its assets in a corresponding Series of Kiewit Investment Trust. The Series of the Trust intend to invest in the same types of securities, subject to the same policies and limitations, and under the same management as each corresponding Portfolio. Each Series will endeavor to attract other institutional investors for the purpose of achieving potential economies of scale and gaining additional investment opportunities such as increased diversification that might be available at higher asset levels. You may rest assured that this new arrangement will not adversely affect portfolio management techniques or the level of services that you have come to expect from the Fund.

                                     Sincerely,


                                     Ann C. McCulloch
                                     President

February 14, 1997


KIEWIT MUTUAL FUND/MONEY MARKET PORTFOLIO
-----------------------------------------
Investments/December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------

                                              Moody's/S&P  Principal  Value
                                                Rating      Amount   (Note 2)
                                              -----------  ---------  -------

Certificates of Deposit - 9.5%
Abbey National Treasury Services,
5.66%, 01/02/97                                P1/A-1+  $9,000,000  $9,000,017
Australia & New Zealand Bank, Ltd.,
5.38%, 01/22/97                                P1/A1+   10,000,000  10,000,058
Bank of Nova Scotia, 5.60%, 02/27/96           P1/A1+    2,000,000   1,999,386
Bank of Tokyo - Mitsubishi Ltd.,
5.52%, 02/05/97                                P1/A1     5,000,000   5,000,048
Deutsche Bank AG, 5.57%, 02/03/97              P1/A1+    2,000,000   2,000,230
Norinchukin Bank, 5.51%-5.53%,
01/09/97-01/15/97                              P1/A1+   10,000,000  10,000,069
                                                                    ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $37,999,808)                    37,999,808
                                                                    ----------
Commercial Paper - 81.9%
Aerospace - 0.6%
Lockheed Martin, 5.759%, 01/30/97              P2/A2     2,300,000   2,289,402
                                                                    ----------
Automobiles - 2.2%
Daimler-Benz North America Corp., 5.374%-5.398%,
01/22/97-03/07/97                              P1/A1     9,000,000   8,939,739
                                                                    ----------
Banks - 9.9%
Commerzbank US Finance, Inc., 5.38%-5.558%,
01/08/97-02/18/97                          P1/A1+    19,750,000    19,710,142
Corporacion Andina De Fomento, 5.382%-5.398,
01/30/97-02/03/97                              P1/A1+  10,000,000   9,954,011
Suntrust Banks, 5.381%, 03/06/97               P1/A1   5,000,000    4,952,800
Westpac Capital Corp., 5.468%, 01/06/97       P1/A1+   5,000,000    4,996,257
                                                                    ----------
                                                                    39,613,210
                                                                    ----------
Chemicals - 4.9%
Hercules Inc., 5.55%-5.552%,
01/08/97-01/13/97                              P1/A1   19,750,000  19,723,435
                                                                   ----------
Computers - 4.1%
International Business Machines, 5.362%-5.374%,
02/18/97-03/13/97                              P1/A1   16,320,000  16,169,717
                                                                   ----------
Electronics - 4.2%
Siemens Capital, 5.368%-5.381%,
01/14/97-03/14/97                             P1/A1+  17,000,000   16,906,765
                                                                   ----------
Finance - 2.0%
Mitsubishi Motors Credit of America, Inc.,
5.739%, 01/07/97                              P1/A1+   3,041,000    3,038,101
Mitsubishi Motors Credit of America, Inc.,
5.472%, 01/14/97                              P1/A1    5,000,000    4,990,250
                                                                   ----------
                                                                    8,028,351
                                                                   ----------
Financial Services - 10.2%
BTM Capital Corp., 5.44%, 02/07/97            P1/A1    5,000,000    4,972,404
Ford Motor Credit Corp., 5.382%-5.567%,
01/06/97-01/21/97                             P1/A1    9,500,000    9,481,781
General Electric Capital Corp., 5.393%-5.83%,
01/07/97-07/17/97                             P1/A1+  19,510,000   19,460,476
Towson Town Center, Inc., 5.558%-5.576%,
01/08/97-01/10/97                             P1/A1    6,800,000    6,791,814
                                                                   ----------
                                                                   40,706,475
                                                                   ----------
Food & Beverages - 3.3%
The Seagram Company, Ltd., 5.473%,
01/08/97                                      P1/A1  $10,000,000   $9,989,403
Ralston Purina Co., 5.53%, 01/17/97           P2/A2    3,000,000    2,992,707
                                                                   ----------
                                                                   12,982,110
                                                                   ----------
Freight & Shipping - 0.8%
California & Hawaiian Sugar, 5.588%,
01/16/97                                      P2/A2    3,200,000    3,192,600
                                                                   ----------
Hardware & Tools - 2.5%
Ryobi Finance Corp., 5.456%, 01/22/97         P1/A1    3,000,000    2,990,532
Stanley Works, 5.377%-5.39%,
01/16/97-02/11/97                             P1/A1    7,000,000    6,965,150
                                                                   ----------
                                                                    9,955,682
                                                                   ----------
Leasing - 5.0%
Diamond Lease (USA), Inc., 5.449%, 01/17/97   P1/A1    5,000,000    4,988,000
Hertz Corp., 5.355%, 01/30/97                 P1/A1    5,000,000    4,978,653
International Lease Finance Corp., 5.481%,
02/03/97                                      P1/A1   10,000,000    9,950,683
                                                                   ----------
                                                                   19,917,336
                                                                   ----------
Machinery & Heavy Equipment - 5.0%
Dover Corp., 5.371%-5.374%,
01/24/97-01/29/97                             F1/A1   13,000,000   12,952,120
Hosokawa Micron, 5.501%, 02/25/97             P1/A1    7,000,000    6,941,929
                                                                   ----------
                                                                   19,894,049
                                                                   ----------
Natural Gas - 0.7%
Sonat Inc., 5.728%, 01/13/97                  P2/A2    2,950,000    2,944,395
                                                                   ----------
Oil - 4.3%
Chevron Transport Corp., 5.426%, 02/19/97     P1/A1+   5,000,000    4,963,726
Chevron U.K. Investment plc, 5.436%-5.60%,
01/17/97-04/15/97                             P1/A1+  10,000,000    9,910,423
Mapco, Inc., 5.489%, 01/17/97                 P2/A2    2,200,000    2,194,691
                                                                   ----------
                                                                   17,068,840
                                                                   ----------
Pharmaceuticals Preparations - 0.5%
Sandoz Corp., 5.397%, 01/31/97                P1/A1+   1,900,000    1,891,529
                                                                   ----------
Printing & Publishing - 2.5%
Dow Jones & Co., 5.375%, 01/27/97             P1/A1+  10,000,000    9,961,506
                                                                   ----------
Railroads - 0.7%
Union Pacific Corp., 5.533%-5.564%,
01/10/97-01/28/97                             P2/A2    2,900,000    2,890,825
                                                                   ----------
Retail Merchandising - 2.0%
H.D. Real Estate Funding, 5.381%, 01/06/97    P1/A1+   8,000,000    7,994,100
                                                                   ----------
Rubber & Plastic - 4.2%
Rubbermaid Inc., 5.387%-5.433%,
01/06/97-01/28/97                             P1/A1   16,800,000   16,762,329
                                                                   ----------
Securities Dealers - 7.9%
CS First Boston Group, Inc., 5.381%-5.423%,
01/31/97-03/07/97                             P1/A1   10,000,000    9,929,513
Merrill Lynch & Co., Inc., 5.396%-5.53%,
01/28/97-02/10/97                             P1/A1+  12,500,000   12,436,753
Merrill Lynch International (Australia),
5.401%-5.42%, 01/09/97-02/06/97               P1/A1+   9,000,000    8,972,576
                                                                   ----------
                                                                   31,338,842
                                                                   ----------
Telecommunications - 1.3%
AT&T Corp., 5.31%, 01/02/97                  P-1/A-1+  5,000,000    4,999,263
                                                                   ----------
Utilities - 3.1%
Hawaiian Electric Utilities, Inc., 5.596%-5.789%,
01/7/97-01/29/97                              P2/A2    3,456,000    3,446,040
Rincon Securities, Inc., 5.385%-5.491%,
01/07/97-03/05/97                             P1/A1+   8,850,000    8,815,588
                                                                   ----------
                                                                   12,261,628
                                                                   ----------
TOTAL COMMERCIAL PAPER (Cost $326,432,128)                        326,432,128
                                                                  -----------
U.S. Government Agency Obligations - 6.3%
Federal Farm Credit Banks, 5.56%, 01/02/97    Aaa/NR   4,000,000    3,999,990
Federal National Mtge. Assoc., 5.42%,
08/01/97                                      Aaa/N/R 10,000,000    9,997,774
Student Loan Marketing Assoc., 5.615%,
12/24/97, Callable 01/24/97 @ 100             Aaa/NR   5,000,000    5,000,000
Student Loan Marketing Assoc., 5.42%,
09/28/98                                      Aaa/NR   5,960,000    5,952,938
                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,950,702)        24,950,702
                                                                   ----------
Repurchase Agreement - 2.6%
With Paine Webber Group, Inc.:  At 6.50% dated 12/31/96,
to be repurchased at $10,473,781 on 01/02/97,
collateralized by $10,784,375 (original face $20,313,323)
Federal Home Loan Mortgage Corporation securities at
various rates and maturities to 02/01/25 (market
value $11,100,734) (COST $10,470,000)                              10,470,000
                                                                   ----------

TOTAL INVESTMENTS (COST $399,852,638)+ - 100.3%                   399,852,638
OTHER ASSETS AND LIABILITIES, NET - (0.3)%                         (1,218,091)
                                                                 ------------
NET ASSETS - 100.0%                                              $398,634,547
                                                                 ============

+ Cost for federal income tax and financial reporting purposes.
NR Not Rated. While not rated by Moody's or S&P, U.S. Government Agency Obligations and Mortgage Backed Securities are considered to be of the highest quality, comparable to AAA.


Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

Assets:
Investments in securities (including repurchase
agreement of $10,470,000), at value (amortized
cost $399,852,638)(Note 2)                                       $399,852,638
Cash                                                                      810
Interest receivable                                                   806,770
Unamortized organization costs (Note 2)                                18,069
Other assets                                                            7,994
                                                                 ------------
 Total assets                                                     400,686,281

Liabilities:
Dividends payable                              $ 1,967,036
Accrued management fee (Note 4)                     52,374
Other accrued expenses (Note 4)                     32,324
                                               -----------
  Total liabilities                                                 2,051,734
                                                                 ------------
Net Assets                                                       $398,634,547
                                                                 ============
Net Assets consist of:
Shares of beneficial interest                                    $  3,986,361
Additional paid-in capital                                        394,649,781
Accumulated net realized loss on investment                            (1,595)
                                                                 ------------
Net Assets, for 398,636,142 shares outstanding                   $398,634,547
                                                                 ============
Net Asset Value, offering and redemption price per
share ($398,634,547 / 398,636,142 outstanding shares
of beneficial interest, $0.01 par value, unlimited
number of shares authorized)                                           $1.00
                                                                       =====

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1996 (Unaudited)

Interest income                                                 $  13,519,283

Expenses:
Management fee (reflects $139,449 waiver) (Note 4)  $ 354,870
Administration fee (Note 4)                            25,206
Accounting fee (Note 4)                                42,433
Transfer Agent fee (Note 4)                            10,818
Custodian fee (Note 4)                                 25,525
Trustees' fees and expenses (Note 4)                    2,017
Amortization of organizational expenses (Note 2)        3,435
Registration fee                                        6,259
Legal                                                   5,647
Audit                                                   7,758
Other                                                  10,351
                                                    ---------
Total expenses, net                                                   494,319
                                                                  -----------
Net investment income                                              13,024,964
                                                                  -----------
Net increase in net assets resulting from operations             $ 13,024,964
                                                                 ============
STATEMENTS OF CHANGES IN NET ASSETS

                                            For the Six-Month
                                             Period Ended       For the Fiscal
                                            December 31, 1996     Year Ended
                                               (Unaudited)       June 30, 1996

Increase (Decrease) in Net Assets:
Operations:
Net investment income                       $    13,024,964    $  23,088,570
Net realized loss on investments                          0             (704)
                                            ---------------    -------------
Net increase in net assets resulting
 from operations                                 13,024,964       23,087,866
                                            ---------------    -------------
Distributions to shareholders from net
investment income ($0.027 and $0.055
per share, respectively)                        (13,024,964)     (23,088,570)
                                            ---------------    -------------
Share transactions at net asset value of
$1.00 per share:
Proceeds from sale of shares                  1,108,912,298    2,492,777,762
Shares issued to shareholders in reinvestment
of dividends from net investment income          12,561,821       22,304,714

Cost of shares redeemed                      (1,112,806,109)  (2,505,823,180)
                                             --------------    -------------
Net increase in net assets and shares
resulting from share transactions                 8,668,010        9,259,296
                                             --------------    -------------
Total increase in net assets                      8,668,010        9,258,592

Net Assets:
Beginning of period                             389,966,537      380,707,945
                                             --------------    -------------
End of period                               $   398,634,547  $   389,966,537
                                            ===============  ===============

Financial Highlights

The following table includes selected data for a share outstanding throughout each period.

                                                          For the Period
                      For the Six-Month                    July 28, 1994
                       Period Ended        For the Fiscal (Commencement of
                      December 31, 1996      Year Ended    Operations through
                         (Unaudited)       June 30, 1996    June 30, 1995
                      -----------------    -------------  -------------------
Net Asset Value -
Beginning of Period          $1.00             $1.00            $1.00
                             -----             -----            -----
Investment Operations:
Net investment income         0.03              0.05             0.05
                             -----             -----            -----
Distributions:
From net investment income   (0.03)            (0.05)           (0.05)
                             -----             -----            -----
Net Asset Value -
End of Period                $1.00             $1.00            $1.00
                             =====             =====            =====
Total Return                  2.69%**           5.61%            5.04%**

Ratios (to average net
assets)/Supplemental Data:
Expenses+                     0.20%*            0.20%            0.30%*

Net investment income         5.27%*            5.47%            5.51%*

Net assets at end of period
(000's omitted)           $398,635          $389,967         $380,708

*   Annualized

**  The total return has not been annualized.

+   Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.30% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1997, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.20% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.26%, 0.27% and 0.34% for the six-month period ended December 31, 1996, for the year ended June 30, 1996 and for the period ended June 30, 1995, respectively.


Kiewit Mutual Fund/Short-Term Government Portfolio
--------------------------------------------------
Investments/December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
                                                        Principal    Value
                                                         Amount     (Note 2)
                                                        ---------   --------
U.S. Government Agency Obligations - 63.6%
Federal Farm Credit Banks Notes - 6.4%
Federal Farm Credit Banks, 6.21%, 12/04/00,
Callable 12/04/97 @ 100                              $ 4,250,000  $ 4,194,665
Federal Farm Credit Banks, 5.50%, 02/01/01             5,000,000    4,853,200
                                                                  -----------
                                                                    9,047,865
                                                                  -----------
Federal Home Loan Banks Notes - 16.2%
Federal Home Loan Banks, 5.545%, 06/09/97              5,000,000    5,001,800
Federal Home Loan Banks, 5.215%, 07/08/98,
Callable 01/08/97 @ 100                                5,000,000    4,946,650
Federal Home Loan Banks, 5.24%, 07/20/98,
Callable 01/20/97 @ 100                                5,000,000    4,947,250
Federal Home Loan Banks, 5.86%, 01/25/99,
Callable 01/25/97 @ 100                                5,000,000    4,959,649
Federal Home Loan Banks, 6.375%, 12/06/99,
Callable 03/06/97 @ 100                                3,000,000    2,989,950
                                                                   ----------
                                                                   22,845,299
                                                                   ----------
Federal Home Loan Mortgage Corporation Notes - 8.3%
Federal Home Loan Mtge. Corp., 8.20%, 01/16/98,
Callable 01/16/97 @ 100                                3,000,000    3,000,000
Federal Home Loan Mtge. Corp., 5.825%, 08/11/98,
Callable 02/11/97 @ 100                                4,195,000    4,177,255
Federal Home Loan Mtge. Corp., 5.37%, 12/07/98         4,500,000    4,448,790
                                                                   ----------
                                                                   11,626,045
                                                                   ----------
Federal National Mortgage Association Notes - 29.1%
Federal National Mtge. Assoc., 6.84%, 10/03/97         5,000,000    5,038,951
Federal National Mtge. Assoc., 5.00%, 02/25/98,
Callable 11/25/96 @ 100                                2,000,000    1,980,160
Federal National Mtge. Assoc., 5.20%, 07/10/98         2,310,000    2,287,060
Federal National Mtge. Assoc., 5.77%, 08/25/98         2,900,000    2,884,949
Federal National Mtge. Assoc., 4.875%, 10/15/98        2,850,000    2,796,191
Federal National Mtge. Assoc., 4.75%, 10/26/98         3,620,000    3,548,975
Federal National Mtge. Assoc., 5.23%, 11/25/19,
Callable 11/25/96 @ 100                                5,000,000    4,938,599
Federal National Mtge. Assoc., 6.37%, 07/27/00,
Callable 07/27/98 @ 100                                1,500,000    1,491,435
Federal National Mtge. Assoc., 5.84%, 03/15/01         3,000,000    2,944,560
Federal National Mtge. Assoc., 6.71%, 07/24/01         5,000,000    5,061,800
Federal National Mtge. Assoc., Ser. SM-1996-0,
6.70%, 08/10/01, Callable 08/10/99 @ 100               5,000,000    5,001,099
Federal National Mtge. Assoc., 6.87%, 10/02/01,
Callable 10/02/00 @ 100                                3,000,000    3,032,039
                                                                   ----------
                                                                   41,005,818
                                                                   ----------
Student Loan Marketing Association Notes - 3.6%
Student Loan Marketing Assoc., 6.365%, 08/12/98,
Callable 08/12/97 @ 100                                5,000,000    5,024,900
                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $89,434,056)        89,549,927
                                                                   ----------
U.S. Treasury Notes - 29.6%
U.S. Treasury Notes, 6.125%, 05/31/97                  1,000,000    1,002,940
U.S. Treasury Notes, 5.875%, 07/31/97                  4,000,000    4,010,240
U.S. Treasury Notes, 5.00%, 01/31/98                   9,000,000    8,936,280
U.S. Treasury Notes, 7.25%, 02/15/98                   2,000,000    2,032,760
U.S. Treasury Notes, 5.125%, 02/28/98                  5,000,000    4,967,300
U.S. Treasury Notes, 7.75%, 01/31/00                   2,000,000    2,092,380
U.S. Treasury Notes, 5.625%, 11/30/00                 17,000,000   16,692,807
U.S. Treasury Notes, 5.875%, 11/30/01                  2,000,000    1,970,600
                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $42,046,732)                 41,705,307
                                                                   ----------
Repurchase Agreement - 5.8%
With Paine Webber Group, Inc.:  At 6.50% dated 12/31/96,
to be repurchased at $8,088,920  on 01/02/97,
collateralized by $8,227,663 (original face $15,825,000)
Federal Home Loan Mortgage Corporation security, due
02/01/24 (market value $8,571,547) (COST $8,086,000)                8,086,000
                                                                   ----------

TOTAL INVESTMENTS (COST $139,566,788)+ - 99.0%                    139,341,234

OTHER ASSETS AND LIABILITIES, NET - 1.0%                            1,398,818
                                                                  -----------
NET ASSETS - 100.0%                                              $140,740,052
                                                                 ============

+ Cost for federal income tax and financial reporting purposes. At December 31, 1996, net unrealized depreciation was ($225,554). This consisted of aggregate gross realized appreciation for all securities in which there was an excess of market value over cost of $508,239 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $733,793.

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

Assets:
Investments in securities (including
repurchase agreement of $8,086,000), at
value (amortized cost $139,566,788) (Note 2)                     $139,341,234
Cash                                                                      945
Interest receivable                                                 2,222,388
Unamortized organization costs (Note 2)                                18,088
Other assets                                                            3,111
                                                                 ------------
Total assets                                                      141,585,766

Liabilities:
Dividends payable                           $784,845
Accrued management fee (Note 4)               24,798
Other accrued expenses (Note 4)               36,071
                                            --------
Total liabilities                                                    845,714
                                                                 -----------
Net Assets                                                      $140,740,052
                                                                ============

Net Assets consist of:
Shares of beneficial interest                                   $    699,999
Additional paid-in capital                                       139,958,904
Accumulated net realized gain on investments                         306,703
Net unrealized depreciation of investments                          (225,554)
                                                                ------------

Net Assets, for 69,999,878 shares outstanding                   $140,740,052
                                                                ============


Net Asset Value, offering and redemption price per share
($140,740,052 / 69,999,878 outstanding shares
of beneficial interest, $0.01 par value)                               $2.01
                                                                       =====

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1996 (Unaudited)


Interest income                                                 $  5,470,845

Expenses:
Management fee (reflects $107,253 waiver)
 (Note 4)                                       $162,972
Administration fee (Note 4)                       25,206
Accounting fee (Note 4)                           28,277
Transfer Agent fee (Note 4)                       10,417
Custodian fee (Note 4)                            10,986
Trustees' fees and expenses (Note 4)               2,017
Amortization of organizational expenses
 (Note 2)                                          3,435
Registration fees                                 12,545
Legal                                              1,803
Audit                                              7,568
Other                                              4,998
                                                 -------

Total expenses, net                                                   270,224
                                                                  -----------

Net investment income                                               5,200,621
                                                                  -----------


Realized and unrealized gain on investments:

Net realized gain on investment transactions                          408,224
Net unrealized appreciation of investments                            112,490
                                                                  -----------

Net gain on investments                                               520,714
                                                                  -----------

Net increase in net assets resulting from operations              $ 5,721,335
                                                                  ===========


STATEMENTS OF CHANGES IN NET ASSETS

                                         For the Six-Month
                                           Period Ended        For the Fiscal
                                         December 31, 1996        Year Ended
                                            (Unaudited)        June 30, 1996
                                         -----------------     -------------


Increase (Decrease) in Net Assets:
Operations:
Net investment income                      $  5,200,621        $  9,936,739
Net realized gain on investment
transactions                                    408,224             325,356
Net unrealized appreciation (depreciation)
of investments                                  112,490          (2,131,628)
                                           ------------        ------------

Net increase in net assets resulting
from operations                               5,721,335           8,130,467
                                           ------------        ------------

Distributions to shareholders from net
investment income ($0.059 and $0.123 per
share, respectively)                         (5,200,621)         (9,936,739)
                                           ------------        ------------

Fund Share Transactions (a):
Receipt from shares sold                        124,850          79,791,554
Receipt from shares issued on
reinvestment of distributions                 5,199,315           9,617,201
Shares redeemed                             (48,420,849)        (37,114,026)
                                           ------------         -----------

Net increase (decrease) in net assets
from Fund share transactions                (43,096,684)         52,294,729
                                           ------------         -----------

Total increase (decrease) in net assets     (42,575,970)         50,488,457

Net Assets:
Beginning of period                         183,316,022         132,827,565
                                           ------------        ------------

End of period                              $140,740,052        $183,316,022
                                           ============        ============

(a) Transactions in capital stock were:
Shares sold                                      62,176          39,449,589
Shares issued on reinvestment
of distributions                              2,589,056           4,746,836
Shares redeemed                             (24,108,516)        (18,301,375)
                                           ------------        ------------
Net increase (decrease) in shares           (21,457,284)         25,895,050
Shares outstanding - Beginning balance       91,457,162          65,562,112
                                           ------------        ------------
Shares outstanding - Ending balance          69,999,878          91,457,162
                                           ============        ============

Financial Highlights

The following table includes selected data for a share outstanding throughout each period.
                                                            For the Period
                      For the Six-Month                     July 28, 1994
                       Period Ended        For the Fiscal  (Commencement of
                      December 31, 1996      Year Ended    Operations) through
                         (Unaudited)       June 30, 1996    June 30, 1995
                      -----------------    --------------  ------------------

Net Asset Value -
Beginning of Period          $2.00             $2.03            $2.00
                             -----             -----            -----

Investment Operations:
Net investment income         0.06              0.12             0.11
Net realized and unrealized
gain (loss) on investments    0.01             (0.03)            0.03
                              ----              ----             ----

Total from investment
operations                    0.07              0.09             0.14
                              ----              ----             ----

Distributions:
From net investment income   (0.06)            (0.12)           (0.11)
                              ----              ----             ----

Net Asset Value -
End of Period                $2.01             $2.00            $2.03
                             =====             =====            =====

Total Return                  3.47%**           4.66%            7.00%**

Ratios (to average net assets)/Supplemental Data:

Expenses +                    0.30%*            0.30%            0.37%*

Net investment income         5.77%*            6.06%            5.75%*

Portfolio turnover            41.83%*          57.52%          122.58%*

Net assets at end of
period (000's omitted)       $140,740        $183,316         $132,829

_________________________

*     Annualized

**    The total return has not been annualized.

+     Since inception, Kiewit Investment Management Corp. (the "Manager")
agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.40% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1997, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.30% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.42%, 0.43% and 0.45% for the six-month period ended December 31, 1996, for the year ended June 30, 1996 and for the period ended June 30, 1995, respectively.

Kiewit Mutual Fund/Intermediate-Term Bond Portfolio
---------------------------------------------------
Investments/December 31, 1996 (Unaudited)
(Showing Percentage of Total Value of Net Assets)

                                            Moody's/S&P  Principal  Value
                                              Rating      Amount   (Note 2)
                                            -----------  ---------  -------
Corporate Bonds - 83.3%
Automobile Manufacturing - 3.3%
Chrysler Corp., 10.95%, 06/07/01, Callable
08/01/97 @ 105.48                             A3/A-    $ 2,000,000 $ 2,150,000
Ford Motor Co., 8.875%, 04/01/06              A1/A+      1,500,000   1,689,375
                                                                   -----------
                                                                     3,839,375
                                                                   -----------
Banks - 17.2%
ABN-Amro Bank - Global Note, 7.25%,
05/31/05                                      Aa2/AA-    3,000,000   3,048,750
Security Pacific Corp., 6.00%, 05/01/00       A1/A+      2,825,000   2,775,563
Star Bank, N.A., 6.375%, 03/01/04             A3/A-      2,000,000   1,937,500
Suntrust Banks Inc., 6.00%, 02/15/26,
Putable 02/15/06 @ 100                        A2/A       2,000,000   1,890,000
U.S. Bancorp, 7.50%, 06/01/26,
Putable 06/01/06 @ 100                        A2/A-      2,000,000   2,080,000
United Postal Savings Assoc., 9.00%,
07/26/99                                      Aaa/NR     3,000,000   3,176,250
World Savings and Loan Assoc., 9.90%,
07/01/00, Callable 04/01/99 @ 100             A2/A       4,921,000   5,253,167
                                                                    ----------
                                                                    20,161,230
                                                                    ----------
Chemicals - 7.0%
Hoechst-Celanese Corp., 6.125%, 02/01/04      A2/A+      2,500,000   2,393,750
Monsanto Co., 8.13%, 12/15/06,
Sinking Fund 06/15/01                         A1/A       2,000,000   2,142,500
Rohm & Haas Holdings, 9.80%, 04/15/20,
Sinking Fund 10/15/00                         A1/A       3,040,000   3,737,589
                                                                    ----------
                                                                     8,273,839
                                                                    ----------
Consumer Goods - 2.6%
Anheuser-Busch Cos. Inc., 7.00%,
09/01/05, Callable 09/01/02 @ 100            A1/AA-      3,000,000   3,015,000
                                                                    ----------
Financial - 8.8%
BHP Finance, USA, 6.69%, 03/01/06            A3/A-       2,500,000   2,446,875
Ford Motor Credit Corp., 8.00%, 06/15/02     A3/A-       5,000,000   5,318,750
General Motors Acceptance Corp., 8.875%,
06/01/10                                     Aa1/AA-     1,050,000   1,214,061
Grand Metropolitan Investment, 7.125%,
09/15/04                                     A2/A+       1,350,000   1,370,250
                                                                    ----------
                                                                    10,349,936
                                                                    ----------
Foreign - 8.4%
Hanson Overseas B.V., 7.375%, 01/15/03       A3/A+       3,000,000   3,075,000
Republic of Finland, 9.625%, 04/01/28,
Callable 04/01/98 @ 104.31                   Aa1/AA-     3,000,000   3,202,500
Swedish Export Credit, 9.875%, 03/15/38,
Callable 03/15/98 @ 104.94                   Aa3/AA+     2,000,000   2,165,000
WMC Finance USA, 6.50%, 11/15/03             A2/A        1,455,000   1,442,269
                                                                    ----------
                                                                     9,884,769
                                                                    ----------
Industrial & Miscellaneous - 1.3%
Knight-Ridder Inc., Debs., 9.875%,
04/15/09                                     A1/AA-      1,240,000   1,529,850
                                                                    ----------
Insurance - 2.4%
Lincoln National Corp., 7.25%, 05/15/05      A2/A        2,850,000   2,871,375
                                                                    ----------
Manufacturing - 15.7%
Air Products & Chemicals, 8.50%, 04/01/06,
Callable 04/01/04 @ 100                      A2/A        3,000,000   3,247,500
Alcan Aluminum, Inc., 9.625%, 07/15/19,
Callable 07/15/99 @ 104.64                   A2/A-       5,000,000   5,518,750
Consolidated Coal, 8.21%, 06/21/04           A2/A-       3,250,000   3,481,010
Enclean Inc., 7.50%, 08/01/01, Callable
08/01/97 @ 102.50                            A1/A+       1,000,000   1,033,750
English China Clays Delaware Inc., 7.375%,
10/01/02                                     A3/A-       5,000,000   5,168,750
                                                                    ----------
                                                                    18,449,760
                                                                    ----------
Merchandising & Retail - 3.4%
Mercantile Stores, Inc., 6.70%, 09/15/02,
Callable 09/15/97 @ 100                      A1/A+       4,000,000   4,005,000
                                                                    ----------
Security & Commodity Brokers, Dealers - 6.5%
Lehman Brothers Holdings Inc., 7.25%,
10/15/03                                     Baa1/A      3,000,000   3,011,250
Morgan Stanley Group, Inc., 7.50%, 09/01/99  A1/A+       3,000,000   3,078,750
Salomon, Inc., 7.75%, 05/15/00               Baa1/BBB    1,500,000   1,539,375
                                                                    ----------
                                                                     7,629,375
                                                                    ----------
Transportation - 6.5%
Canadian National Railway Co., 6.625%,
05/15/03                                     Baa2/BBB    3,000,000   2,958,750
Chicago & Northwestern, 6.25%, 07/30/12,
Sinking Fund Semi-Annually                   A1/A        2,838,385   2,689,370
Union Pacific Corp., 6.12%, 02/01/04,
Callable 02/01/01 @ 100                      Aa3/A       2,080,000   1,999,400
                                                                    ----------
                                                                     7,647,520
                                                                    ----------
Utilities - 0.1%
Indiana Michigan Power Co., Title XI, 8.05%,
01/15/98                                     NR/NR         103,000     103,129
                                                                    ----------
TOTAL CORPORATE BONDS (COST $96,979,294)                            97,760,158
                                                                    ----------
Asset-Backed Securities - 1.9%
Export Funding Trust, Ser. 1994A, 7.89%,
02/15/05
(COST $2,135,498)                            Aaa/AAA     2,125,000   2,230,797
                                                                    ----------
Mortgage Backed Securities - 3.8%
Federal Home Loan Mtge. Corp., Ser. 124A
Plan C Remic, 8.50%, 03/15/97                NR/NR         758,586     756,743
Federal Home Loan Mtge. Corp., Ser. 143A
Plan C Remic, 8.50%, 06/15/97                NR/NR         113,631     113,354
Federal Home Loan Mtge. Corp., Ser. 125A
Plan C Remic, 8.75%, 03/15/00                NR/NR         716,069     736,134
Federal Home Loan Mtge. Corp., Pool
#380078, 9.00%, 04/01/05                     NR/NR       1,209,859   1,258,253
Federal National Mtge. Assoc., Pool
#326277, 7.00%, 05/01/09                     NR/NR       1,590,598   1,588,610
                                                                    ----------
TOTAL MORTGAGE BACKED SECURITIES (COST $4,460,033)                   4,453,094
                                                                    ----------
U.S. Government Agency Obligations - 6.3%
Federal Home Loan Banks Notes - 2.5%
Federal Home Loan Banks, 7.20%, 09/25/01,
Callable 09/25/97 @100                      Aaa/NR       3,000,000   2,991,030
                                                                    ----------
Student Loan Marketing Association Notes - 3.8%
Student Loan Marketing Assoc., 5.615%, 12/24/97,
Callable 01/24/97 @ 100                     Aaa/NR       3,000,000   2,995,560
Student Loan Marketing Assoc., 5.52%,
02/17/98                                    Aaa/NR       1,500,000   1,499,985
                                                                    ----------
                                                                     4,495,545
                                                                    ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $7,530,134)           7,486,575
                                                                    ----------
U.S. Treasury Notes - 1.7%
U.S. Treasury Notes, 5.75%, 10/31/00
(COST $1,932,783)                           NR/NR        2,000,000   1,974,860
                                                                    ----------

Repurchase Agreement - 1.3%
With Paine Webber Group, Inc.:  At 6.50% dated 12/31/96,
to be repurchased at $1,514,547 on 01/02/97,
collateralized by $1,541,550 (original face $2,965,000)
Federal Home Loan	Mortgage Corporation security due
02/01/24 (market value $1,605,980) (COST $1,514,000)                1,514,000
                                                                   ----------
TOTAL INVESTMENTS (COST $114,551,742)+ - 98.3%                    115,419,484

OTHER ASSETS AND LIABILITIES, NET - 1.7%                            2,011,146
                                                                  -----------
NET ASSETS - 100.0%                                              $117,430,630
                                                                 ============

+ Cost for federal income tax and financial reporting purposes. At December 31, 1996, net unrealized appreciation was $867,742. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $1,501,123 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $633,381.

NR Not Rated. While not rated by Moody's or S&P, U.S. Government Agency obligations and Mortgage Backed securities are considered to be of the highest quality, comparable to AAA.

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

Assets:
Investments in securities (including
repurchase agreement of $1,514,000),
at value (amortized cost $114,551,742) (Note 2)                  $115,419,484
Cash                                                                      289
Receivable for investment securities sold                             509,205
Receivable for Fund shares sold                                         2,451
Interest receivable                                                 2,225,521
Unamortized organization costs (Note 2)                                18,013
Other assets                                                            2,370
                                                                 ------------
Total assets                                                      118,177,333

Liabilities:
Dividends payable                               $ 671,397
Accrued management fee (Note 4)                    36,979
Other accrued expenses                             38,327
                                                ---------
Total liabilities                                                     746,703
                                                                 ------------
Net Assets                                                       $117,430,630
                                                                 ============

Net Assets consist of:
Shares of beneficial interest                                    $    575,817
Additional paid-in capital                                        116,388,068
Accumulated net realized loss on investments                         (400,997)
Net unrealized appreciation of investments                            867,742
                                                                 ------------

Net Assets, for 57,581,689 shares outstanding                    $117,430,630
                                                                 ============

Net Asset Value, offering and redemption price per share
($117,430,630 / 57,581,689 outstanding shares of beneficial
interest, $0.01 par value)                                              $2.04
                                                                        =====

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1996 (Unaudited)


Interest income                                                  $  4,202,237

Expenses:
Management  fee (reflects $39,688 waiver)
(Note 4)                                        $ 211,437
Administration fee (Note 4)                        25,206
Accounting fee (Note 4)                            25,818
Transfer Agent fee (Note 4)                        10,341
Custodian fee (Note 4)                              9,357
Trustees' fees and expenses (Note 4)                2,017
Amortization of organizational expenses (Note 2)    3,435
Registration fee                                   11,342
Legal                                               1,789
Audit                                               7,543
Other                                               5,621
                                                ---------

Total expenses, net                                                   313,906
                                                                 ------------

Net investment income                                               3,888,331
                                                                 ------------

Realized and unrealized gain on investments:
Net realized gain on investment transactions                           61,636
Net unrealized appreciation of investments during the period        1,763,039
                                                                 ------------
Net gain on investments                                             1,824,675
                                                                 ------------
Net increase in net assets resulting from operations             $  5,713,006
                                                                 ============

STATEMENTS OF CHANGES IN NET ASSETS

                                           For the Six-Month
                                             Period Ended      For the Fiscal
                                           December 31, 1996     Year Ended
                                             (Unaudited)       June 30, 1996
                                           -----------------   --------------

Increase (Decrease) in Net Assets:
Operations:
Net investment income                        $  3,888,331       $  7,964,153
Net realized gain on investment
transactions                                       61,636            244,623
Net unrealized appreciation (depreciation)
of investments                                  1,763,039         (2,952,477)
                                             ------------       -------------

Net increase in net assets resulting from
operations                                      5,713,006          5,256,299
                                             ------------       -------------

Distributions to shareholders from net
investment income
($0.063 and $0.131 per share, respectively)    (3,888,331)        (7,964,153)
                                             ------------       -------------

Fund Share Transactions (a):
Receipt from shares sold                          940,869         27,470,121
Receipt from shares issued on reinvestment
of distributions                                3,751,424          7,652,606
Shares redeemed                               (12,037,926)       (14,483,654)
                                             ------------       -------------

Net increase (decrease) in net assets from
Fund share transactions                        (7,345,633)        20,639,073
                                             ------------       -------------

Total increase (decrease) in net assets        (5,520,958)        17,931,219

Net Assets:
Beginning of period                           122,951,588        105,020,369
                                             ------------       -------------
End of period                                $117,430,630       $122,951,588
                                             ============       =============

(a) Transactions in capital stock were:
Shares sold                                       465,300         13,385,046
Shares issued on reinvestment of
distributions                                   1,857,129          3,725,531
Shares redeemed                                (5,917,306)        (7,133,718)
                                             ------------       -------------
Net increase (decrease) in shares              (3,594,877)         9,976,859
Shares outstanding - Beginning balance         61,176,566         51,199,707
                                             ------------       -------------
Shares outstanding - Ending balance            57,581,689         61,176,566
                                             ============       =============

KIEWIT MUTUAL FUND/INTERMEDIATE-TERM BOND PORTFOLIO
---------------------------------------------------
     Financial Highlights
----------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period.

                                                             For the Period
                          For the Six-Month                  July 28, 1994
                            Period Ended    For the Fiscal  (Commencement of)
                          December 31, 1996   Year Ended   Operations) through
                            (Unaudited)     June 30, 1996    June 30, 1995
                          ----------------- -------------- -------------------

Net Asset Value - Beginning
of Period                      $2.01             $2.05            $2.00
                               -----             -----            -----

Investment Operations:
Net investment income           0.06              0.13             0.12
Net realized and unrealized
gain (loss) on investments      0.03             (0.04)            0.05
                               -----             -----            -----
Total from investment
operations                      0.09              0.09             0.17
                               -----             -----            -----

Distributions:
From net investment income     (0.06)            (0.13)           (0.12)
                               -----             -----            -----

Net Asset Value - End of
Period                         $2.04             $2.01            $2.05
                               =====             =====            =====

Total Return                    4.70%**           4.48%            8.88%**

Ratios (to average net assets)
/Supplemental Data:

Expenses +                      0.50%*            0.50%            0.41%*

Net investment income           6.19%*            6.37%            6.41%*

Portfolio turnover             57.44%*           86.06%          128.95%*

Net assets at end of period
(000's omitted)               $117,431          $122,952         $105,020

----------
*Annualized
**The total return has not been annualized.
+Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.40% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1997, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.50% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.56%, 0.57% and 0.53% for the six-month period ended December 31, 1996, for the year ended June 30, 1996 and for the period ended June 30, 1995, respectively.

KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
---------------------------------------
     Investments/December 31, 1996 (Unaudited)
     (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------
                                            Moody's/S&P   Principal   Value
                                              Rating       Amount    (Note 2)
                                            -----------   ---------   -------

Municipal Bonds - 97.3%
Arizona - 2.3%
Maricopa County, AZ Unified School Dist.
#41, Ser. E, 6.50%, 07/01/08, Prerefunded
07/01/02 @ 100                                 Aaa/AAA   $1,000,000 $1,096,250
Phoenix, AZ Civic Imp. Corp. Airport Term
Excise Tax Rev., 7.80%, 07/01/11,
Partially Prerefunded 07/01/97 @ 102           NR/AA+     2,000,000  2,065,080
                                                                    ----------
                                                                     3,161,330
                                                                    ----------
California - 2.1%
Laguna Beach, CA Gen. Oblig., 6.60%,
08/15/09, Callable 08/15/01 @ 102              Aa/AA      1,230,000  1,323,788
San Francisco, CA (City & County Public
Safety Imp. Proj.), Ser. 1990C, 6.10%,
06/15/06, Callable 06/15/00 @ 102              A1/AA-     1,510,000  1,589,275
                                                                    ----------
                                                                     2,913,063
                                                                    ----------

Colorado - 1.5%
Denver, CO City & County Gen. Oblig.,
6.375%, 08/01/02, Callable 08/01/01 @ 101      Aa/AA      1,920,000  2,090,400
                                                                    ----------

Connecticut - 3.7%
Connecticut State Gen. Oblig., 4.75%,
03/15/07, Callable 03/15/04 @ 101.50           Aa/AA-     5,200,000  5,050,500
                                                                    ----------

Florida - 6.0%
Jacksonville, FL Electric Auth. Ref. Rev.
(St. Johns River Power Park Service), 7.00%,
10/01/09, Callable 10/01/99 @ 101.5            Aa1/AA     2,690,000  2,888,388
Orange County, FL Solid Waste Fac. Rev.,
6.375%, 10/01/07, Callable 10/01/02 @ 102      Aaa/AAA    4,910,000  5,327,350
                                                                    ----------
                                                                     8,215,738
                                                                    ----------
Georgia - 0.7%
Atlanta, GA Solid Waste Mgmt. Auth. Rev.
Gen. Oblig. Unltd. (Landfill Closure Proj.),
4.90%, 12/01/08, Callable 12/01/06 @100        Aa/AA      1,040,000  1,023,100
                                                                    ----------

Hawaii - 0.8%
Hawaii State Ref., Ser. BV, 6.00%,
11/01/04                                       Aaa/AAA    1,000,000  1,060,000
                                                                    ----------

Illinois - 3.5%
Illinois State Toll Highway Priority Rev.
Ref., Ser. A, 3.50%, 01/01/05, Callable
01/01/03 @ 100                                 A1/A       2,500,000  2,250,000
Illinois State Health Fac. Auth.
(LA Grange Memorial Hosp.), 5.50%,
05/15/23, Callable 05/15/03 @102               Aaa/AAA    2,445,000  2,594,756
                                                                    ----------
                                                                     4,844,756
                                                                    ----------

Indiana - 4.5%
Indiana Bond Bank Special Prog., Ser. A,
6.25%, 08/01/09, Callable 02/01/98 @ 102       Aaa/AAA    2,450,000  2,514,313
Indiana Univ. (Student Fee), Ser. K, 6.50%,
08/01/05                                       Aa/AA-     1,935,000  2,145,431
Indianapolis, IN Local Public Imp. Bond
Bank, 5.30%, 01/10/00                          Aa/AA      1,500,000  1,539,375
                                                                    ----------
                                                                     6,199,119
                                                                    ----------

Kansas - 1.1%
Wichita, KS Sales Tax Gen. Oblig. Unltd.,
4.50%, 06/01/99                                Aa/AA      1,500,000  1,507,500
                                                                    ----------

Massachusetts - 4.0%
Massachusetts State Health & Educ. Fac.,
(St. Joseph Hosp.), Ser. C, 9.50%, 10/01/20,
Prerefunded 10/01/99 @ 102                     NR/NR      4,800,000  5,448,000
                                                                    ----------

Michigan - 7.2%
Kalamazoo, MI Hosp. Fin. Auth., 6.25%,
07/01/04, Callable 07/01/99 @100               Aaa/AAA    1,000,000  1,038,750
Kent County, MI Bldg. Auth. Gen. Oblig.,
Ltd., 6.00%, 12/01/09, Callable 12/01/98
@ 102                                          Aa/AAA     1,250,000  1,287,500
Michigan Municipal Bond Auth. Rev., 6.95%,
05/15/11, Partially Prerefunded 05/15/01
@ 102                                          Aa/AA      1,575,000  1,728,562
Michigan State Bldg. Auth. Rev. Ref. Bond,
Ser. 1, 6.20%, 10/01/02                        A1/AA-     5,450,000  5,858,750
                                                                    ----------
                                                                     9,913,562
                                                                    ----------

Minnesota - 10.5%
Metropolitan Council Minnesota Minneapolis -
St. Paul Metro Area Ref. Sewer, Ser. B,
4.90%, 09/01/06                                Aaa/AAA    1,935,000  1,920,488
Minnesota State Gen. Oblig. Unltd., 4.75%,
05/01/01                                       Aaa/AA+    5,000,000  5,068,750
Ramsey County, MN Gen. Oblig. Unltd., 4.75%,
02/01/05                                       Aaa/AA+    1,000,000  1,055,000
Southern Minnesota Municipal Power Agency,
5.00%, 01/01/10, Callable 01/01/04 @ 102       Aaa/AAA    2,000,000  1,910,000
St. Paul, MN Sewer Rev., Ser. 1988A, 8.00%,
12/01/08, Subject to Crossover Refunding
12/01/98 @ 101                                 Aaa/AAA    1,250,000  1,342,187
Washington County, MN Housing & Redev. Auth.
Jail Fac. Rev., 7.00%, 02/01/12, Prerefunded
02/01/02 @ 100                                 Aaa/AAA    2,785,000  3,091,350
                                                                    ----------
                                                                    14,387,775
                                                                    ----------

Mississippi - 0.8%
Mississippi State Gen. Oblig. Unltd., 5.80%,
12/15/07, Callable 12/15/02 @ 100              Aaa/AA     1,000,000  1,065,000
                                                                    ----------

Missouri - 1.5%
Springfield, MO Public Utility Rev., 5.25%,
03/01/07, Callable 09/01/97 @ 100.50           Aa/AA      2,000,000  2,009,540
                                                                    ----------

Nebraska - 12.8%
Douglas County, NE Zoo Fac. Rev. (Henry
Doorly Zoo Aquarium Proj.), 6.00%, 06/01/03,
Callable 06/01/97 @ 100                        NR/NR      2,500,000  2,506,875
Lancaster County, NE Hosp. Auth. No. 1
(Sisters of Charity), 6.375%, 05/15/05,
Callable 05/15/01 @ 102                        Aaa/AAA    2,530,000  2,729,237
Nebraska Public Power Dist. Nuclear Fac.,
5.40%, 07/01/01                                Aaa/AAA    3,370,000  3,492,163
Nebraska Public Power Dist. Rev. Power
Supply Sys., Ser. C, 4.40%, 01/01/03           A1/A+      2,120,000  2,080,250
Omaha Public Power Dist., Ser. B, 4.90%,
02/01/02                                       Aa/AA      1,175,000  1,194,094
Omaha Public Power Dist., Ser. E, 4.50%,
02/01/04                                       Aa/AA      1,925,000  1,898,531
Omaha, NE Ref. Rev., 4.15%, 10/15/97           Aaa/AAA    2,550,000  2,562,317
Omaha, NE Gen. Oblig., 4.75%, 12/01/01         Aaa/AAA    1,070,000  1,087,387
                                                                    ----------
                                                                    17,550,854
                                                                    ----------

Nevada - 4.8%
Clark County, NV Sanitation District Sewer
Rev., 4.50%, 07/01/01                          NR/AAA     1,385,000  1,383,269
Clark County, NV School Dist. Gen. Oblig.,
5.60%, 06/15/08, Callable 06/15/05 @ 101       Aaa/AAA    5,000,000  5,137,500
                                                                    ----------
                                                                     6,520,769
                                                                    ----------

New Mexico - 3.3%
Farmington, NM Power Rev., 9.875%, 01/01/13,
Prerefunded 07/01/05 @ 100                     Aaa/AAA    1,550,000  2,026,625
New Mexico State Severance Tax, Ser. 1992C,
5.60%, 07/01/02, Callable 07/01/97 @ 101.50    Aa/AA      2,400,000  2,448,192
                                                                    ----------
                                                                     4,474,817
                                                                    ----------

New York - 1.0%
New York, NY Corpus M-Strips, 6.00%,
08/01/11, Callable 08/01/97 @ 100              NR/NR      1,400,000  1,356,250
                                                                    ----------

North Dakota - 0.9%
Lakota, ND (Cargill Proj.), Ser. 1996, 5.00%,
09/01/00                                       Aa3/NR     1,190,000  1,207,850
                                                                    ----------

Ohio - 0.7%
Ohio State Public Fac. (Community Higher
Educ. Cap. Fac.), Ser. II-A, 4.30%,
12/01/08                                       Aaa/AAA    1,000,000    917,500
                                                                    ----------

Oklahoma - 2.2%
Tulsa, OK Gen. Oblig. Unltd. Ref., Ser. B,
6.20%, 12/01/03, Callable 12/01/01 @ 100       Aa/AA      2,840,000  3,021,050
                                                                    ----------

Pennsylvania - 1.2%
Pennsylvania Intergovernmental Coop. Auth.
Special Tax Rev. (City of Philadelphia
Funding Proj.), 6.00%, 06/15/00                Aaa/AAA    1,500,000  1,578,750
                                                                    ----------

Rhode Island - 0.9%
Rhode Island State Health & Educ. Bldg.
Corp. (Brown Univ.), 6.625%, 09/01/07,
Callable 09/01/99 @ 102                        Aa1/AA     1,205,000  1,283,325
                                                                    ----------

Tennessee - 0.8%
Kingsport, TN Gen. Oblig. Unltd., 6.20%,
12/01/05, Callable 12/01/02 @ 102              A1/NR      1,000,000  1,077,500
                                                                    ----------

Texas - 6.4%
Dallas County, TX, 6.30%, 08/15/02,
Callable 02/15/01 @ 100                        Aaa/AAA    1,000,000  1,063,750
Houston, TX Housing Fin. Corp. Single
Family Mtge. Ref. Rev., Ser. 1993A, 4.70%,
06/01/98                                       Aaa/AAA    1,230,000  1,233,075
Houston, TX Independent School Dist.,
6.375%, 08/15/01                               Aaa/AAA    3,925,000  4,234,094
Texas Municipal Power Agency Rev., 6.10%,
09/01/08                                       Aaa/AAA    2,000,000  2,157,500
                                                                    ----------
                                                                     8,688,419
                                                                    ----------

Utah - 5.9%
Intermountain Power Agency Power Supply
Rev. Ref., Ser. C, 5.00%, 07/01/04,
Callable 07/01/03 @102                         Aa/A+      3,390,000  3,415,425
Provo City, UT Energy Sys. Rev., 5.50%,
11/15/11                                       Aaa/AAA    2,175,000  2,172,281
Utah State Gen. Oblig. Unltd., 4.40%,
07/01/99                                       Aaa/AAA    2,500,000  2,518,750
                                                                    ----------
                                                                     8,106,456
                                                                    ----------

Virginia - 0.8%
Fairfax County, VA Public Imp., Ser. A,
5.40%, 06/01/07, Callable 06/01/02 @ 102       Aaa/AAA    1,000,000  1,030,000
                                                                    ----------

Washington - 4.3%
Seattle, WA Metropolitan Sewer Rev., Ser. T,
6.625%, 01/01/06, Prerefunded 01/01/00
@ 102                                          A1/AA-     1,240,000  1,326,800
Washington State, Ser. B, 6.375%, 08/01/10,
Prerefunded 08/01/00 @ 100                     NR/AA      4,350,000  4,621,875
                                                                    ----------
                                                                     5,948,675
                                                                    ----------

Wisconsin - 1.1%
Kenosha, WI BAN (Waterworks Rev.), 4.70%,
12/01/01, Callable 12/01/98 @100               A1/A+      1,500,000  1,503,750
                                                                    ----------
TOTAL MUNICIPAL BONDS (COST $131,735,749)                          133,155,348
                                                                   -----------

Tax-Exempt Mutual Funds - 1.5%
Federated Tax Free Oblig. Fund Institutional
Shares
(COST $2,006,885)                              NR/NR      2,006,885  2,006,885
                                                                    ----------

TOTAL INVESTMENTS (COST $133,742,634)+ - 98.8%                    $135,162,233

OTHER ASSETS AND LIABILITIES, NET - 1.2%                             1,626,517
                                                                  ------------

NET ASSETS - 100.0%                                               $136,788,750
                                                                  ============

+ Cost for federal income tax and financial reporting purposes. At December 31, 1996, net unrealized appreciation was $1,419,599. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $1,543,580 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $123,981.

NR Not Rated. While not rated by Moody's or S&P, U.S. Government Agency obligations and Mortgage Backed securities are considered to be of the highest quality, comparable to AAA.

KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
---------------------------------------
     Financial Statements
------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

Assets:
Investments in securities, at value
(amortized cost $133,742,634) (Note 2)                          $135,162,233
Cash                                                                     496
Interest receivable                                                2,213,231
Unamortized organization costs (Note 2)                               18,013
Other assets                                                           2,669
                                                                ------------
Total assets                                                     137,396,642

Liabilities:
Dividends payable                              $ 535,412
Accrued management fees (Note 4)                  46,148
Other accrued expenses (Note 4)                   26,332
                                               ---------
Total liabilities                                                    607,892
                                                                ------------

Net Assets                                                      $136,788,750
                                                                ============

Net Assets consist of:
Shares of beneficial interest                                   $    669,926
Additional paid-in capital                                       134,431,454
Accumulated net realized gain on investments                         267,771
Net unrealized appreciation of investments                         1,419,599
                                                                ------------

Net Assets, for 66,992,590 shares outstanding                   $136,788,750
                                                                ============

Net Asset Value, offering and redemption
price per share ($136,788,750 / 66,992,590
outstanding shares of beneficial interest,
$0.01 par value, unlimited number of shares
authorized)                                                            $2.04
                                                                       =====

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31,
1996 (Unaudited)

Interest income                                                  $ 3,549,616

Expenses:
Management fee (reflects $21,402 waiver)
(Note 4)                                       $ 269,776
Administration fee (Note 4)                       25,206
Accounting fee (Note 4)                           26,720
Transfer Agent fee (Note 4)                       10,363
Custodian fee (Note 4)                             7,650
Trustees' fees and expenses (Note 4)               2,017
Amortization of organizational expenses (Note 2)   3,435
Registration fees                                  2,298
Legal                                              1,260
Audit                                              7,556
Other                                              7,690
                                               ---------

Total expenses, net                                                  363,971
                                                                 -----------

Net investment income                                              3,185,645
                                                                 -----------

Realized and unrealized gain on investments:

Net realized gain on investment transactions                         288,837
Net unrealized appreciation of investments                         1,412,392
                                                                 -----------

Net gain on investments                                            1,701,229
                                                                 -----------

Net increase in net assets resulting from
operations                                                       $ 4,886,874
                                                                 ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                           For the Six-Month
                                             Period Ended      For the Fiscal
                                           December 31, 1996     Year Ended
                                             (Unaudited)       June 30, 1996
                                           -----------------   --------------

Increase (Decrease) in Net Assets:
Operations:
Net investment income                        $ 3,185,645        $ 6,287,025
Net realized gain on investment transactions     288,837          1,129,202
Net change in unrealized appreciation
(depreciation) of investments                  1,412,392         (1,088,183)
                                             -----------        -----------
Net increase in net assets resulting from
operations                                     4,886,874          6,328,044
                                             -----------        -----------

Distributions to shareholders from:
Net investment income ($0.045 and $0.091
per share, respectively)                      (3,185,645)        (6,287,025)
Net realized capital gain ($0.003 and
$0.000 per share, respectively)                 (173,959)                 0
                                             -----------        -----------
Total distributions to shareholders           (3,359,604)        (6,287,025)
                                             -----------        -----------

Fund Share Transactions (a):
Receipt from shares sold                                0           834,895
Receipt from shares issued on reinvestment
of distributions                               3,076,411          6,294,106
Shares redeemed                              (10,000,000)          (502,681)
                                             -----------        -----------
Net increase (decrease) in net assets from
Fund share transactions                       (6,923,589)         6,626,320
                                             -----------        -----------
Total increase (decrease) in net assets       (5,396,319)         6,667,339

Net Assets:
Beginning of period                          142,185,069        135,517,730
                                            ------------        -----------
End of period                               $136,788,750        142,185,069
                                            ============        ===========

(a) Transactions in capital stock were:
Shares sold                                            0            406,518
Shares issued on reinvestment of
distributions                                  1,513,171          3,075,446
Shares redeemed                               (4,901,961)          (248,827)
                                            ------------        -----------
Net increase (decrease) in shares             (3,388,790)         3,233,137
Shares outstanding - Beginning balance        70,381,380         67,148,243
                                            ------------        -----------
Shares outstanding - Ending balance           66,992,590         70,381,380
                                            ============        ===========

KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
---------------------------------------
     Financial Highlights
------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period.

                                                             For the Period
                          For the Six-Month                  July 28, 1994
                            Period Ended    For the Fiscal  (Commencement of)
                          December 31, 1996   Year Ended   Operations) through
                            (Unaudited)     June 30, 1996    June 30, 1995
                          ----------------- -------------- -------------------

Net Asset Value -
Beginning of Period            $2.02            $2.02             $2.00
                               -----            -----             -----

Investment Operations:
Net investment income           0.04             0.09              0.08
Net realized and unrealized
gain on investments             0.02             0.00              0.02
                               -----            -----             -----
Total from investment
operations                      0.06             0.09              0.10
                               -----            -----             -----

Distributions:
From net investment income     (0.04)           (0.09)            (0.08)
From net realized capital
gain                           (0.00)***          -                 -
                               -----            -----             -----
Total distributions            (0.04)           (0.09)            (0.08)
                               -----            -----             -----

Net Asset Value - End of
Period                         $2.04            $2.02             $2.02
                               =====            =====             =====

Total Return                    3.37%**          4.55%             5.23%**

Ratios (to average net assets)
/Supplemental Data:

Expenses +                      0.50%*           0.50%             0.39%*

Net investment income           4.38%*           4.47%             4.37%*

Portfolio turnover rate        45.97%*         100.61%           104.34%*

Net assets at end of period
(000's omitted)              $136,789         $142,185          $135,518

----------
* Annualized
** The total return has not been annualized.
*** The fund declared a dividend from net realized long-term capital gain of $0.0026 per share during the period.
+ Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.40% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1997, the Manager has agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.50% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.53%, 0.54% and 0.46% for the six-month period ended December 31, 1996, for the year ended June 30, 1996 and for the period ended June 30, 1995, respectively.

KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
-----------------------------------
     Investments/December 31, 1996 (Unaudited)
     (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------
                                                                   Value
                                               Shares             (Note 2)
                                               ------             --------
COMMON STOCK - 96.7%
Communications & Broadcasting - 1.9%
Heritage Media Corp.*                          50,000           $  562,500
Comcast UK Cable Partners Ltd.*                65,000              885,625
                                                                ----------
                                                                 1,448,125
                                                                ----------

FINANCE, INSURANCE & REAL ESTATE - 4.3%
Crestar Financial Corp.                        25,000            1,859,375
Federal National Mtge. Assoc.                  15,000              558,750
Wells Fargo & Co.                               3,000              809,250
                                                                ----------
                                                                 3,227,375
                                                                ----------

MANUFACTURING - 64.6%
Chemicals & Allied Products - 5.6%
Great Lakes Chemical Corp.                     10,000              467,500
Monsanto Co.                                   55,000            2,138,125
Morton International, Inc.                     39,100            1,593,325
                                                                ----------
                                                                 4,198,950
                                                                ----------

Computer & Office Equipment - 2.9%
Cisco Systems, Inc.*                           14,000              890,750
3Com Corp.                                     18,000            1,320,750
                                                                ----------
                                                                 2,211,500
                                                                ----------

Consumer Products - 10.6%
Avon Products, Inc.                            42,000            2,399,250
Newell Co.                                     50,000            1,575,000
Procter & Gamble Co.                           20,000            2,150,000
Whirlpool Corp.                                40,000            1,865,000
                                                                ----------
                                                                 7,989,250
                                                                ----------

Food & Beverage - 2.9%
Northland Cranberries (A Shares)               95,000            2,185,000
                                                                ----------

Games & Toys - 0.8%
Hasbro, Inc.                                   15,000              583,125
                                                                ----------

Iron & Steel - 2.8%
LTV Corp.                                     175,000            2,078,125
                                                                ----------

Misc. Electrical Machinery, Equip. &
Supplies - 6.8%
Black & Decker Corp.                           42,000            1,265,250
National Semiconductor Corp.*                  80,000            1,950,000
Thomas & Betts Corp.                           44,000            1,952,500
                                                                ----------
                                                                 5,167,750
                                                                ----------

Miscellaneous Manufacturing Industries - 8.3%
Calgon Carbon Corp.                           150,000            1,837,500
Flow International Corp.*                     105,000              958,125
Litton Industries, Inc.*                       26,500            1,262,062
Phelps Dodge Corp.                              6,000              405,000
Tracor, Inc.*                                  85,000            1,806,250
                                                                ----------
                                                                 6,268,937
                                                                ----------

Oil Field Machinery & Equipment - 3.1%
Schlumberger, Ltd.                             23,500            2,347,063
                                                                ----------

Petroleum Refining - 2.5%
Mobil Corp.                                    15,500            1,894,875
                                                                ----------

Pharmaceutical Preparations - 3.8%
Pfizer, Inc.                                   35,000            2,900,625
                                                                ----------

Precision Instruments & Medical Supplies
- 5.3%
Medtronic, Inc.                                30,000            2,040,000
Millipore Corp.                                47,000            1,944,625
                                                                ----------
                                                                 3,984,625
                                                                ----------
Telecommunications Equipment - 1.8%
Kemet Corp.*                                   60,000            1,395,000
                                                                ----------

Textiles & Apparel - 2.6%
Warnaco Group, Inc.                            67,500            1,999,688
                                                                ----------

Transportation Equipment - 4.8%
Chrysler Corp.                                 52,000            1,716,000
OEA, Inc.                                      19,500              892,125
Superior Industries International, Inc.        45,000            1,040,625
                                                                 ----------
                                                                  3,648,750
                                                                 ----------
Total Manufacturing                                              48,853,263
                                                                 ----------

SERVICES - 12.4%
Amusement & Recreation Services - 1.3%
Walt Disney Co.                                13,641               949,755
                                                                 ----------

Business Services - 2.7%
Omnicom Group, Inc.                            45,000             2,058,750
                                                                 ----------

Computer Services - 3.2%
Cerner Corp.*                                  80,000             1,240,000
Computer Associates International, Inc.        10,000               497,500
Phamis Inc.*                                   50,100               645,037
                                                                 ----------
                                                                  2,382,537
                                                                 ----------

Medical & Health Services - 5.2%
Tenet Healthcare Corp.*                        75,000             1,640,625
United Healthcare Corp.                        50,000             2,250,000
                                                                 ----------
                                                                  3,890,625
                                                                 ----------
Total Services                                                    9,281,667
                                                                 ----------

WHOLESALE & RETAIL TRADE - 13.5%
Miscellaneous Retail Stores - 2.2%
Dayton Hudson Corp.                            42,000            1,648,500
                                                                ----------

Retail Building Materials - 4.9%
Home Depot, Inc.                               60,000            3,007,500
Ply-Gem Industries, Inc.                       55,000              680,625
                                                                ----------
                                                                 3,688,125
                                                                ----------

Retail Eating & Drinking Places - 3.0%
Cracker Barrel Old Country Store, Inc.         90,000            2,283,750
                                                                ----------

Retail Food Stores - 3.4%
Albertson's, Inc.                             73,000             2,600,625
                                                                ----------
Total Wholesale & Retail Trade                                  10,221,000
                                                                ----------
TOTAL COMMON STOCK (COST $58,865,404)                           73,031,430
                                                                ----------

COMMERCIAL PAPER - 2.0%
Natural Gas - 2.0%
Sonat Inc., 5.724%, 01/08/97 (COST
$1,498,337)                                1,500,000             1,498,337
                                                                ----------

Repurchase Agreement - 2.5%
With Paine Webber Group, Inc.: At 6.50%
dated 12/31/96, to be repurchased at
$1,923,694 on 01/02/97, collateralized by
$1,957,482 (original face $3,765,000) Federal
Home Loan Mortgage Corporation security due
02/01/24 (market value $2,033,354)
(COST $1,923,000)                                               $1,923,000
                                                                ----------

TOTAL INVESTMENTS
(COST $62,286,741)+ - 101.2%                                    76,452,767

OTHER ASSETS AND LIABILITIES, NET
- (1.2)%                                                          (928,808)
                                                                ----------

NET ASSETS - 100.0%                                            $75,523,959
                                                               ===========

COVERED CALL OPTIONS WRITTEN AT
DECEMBER 31, 1996

                                               Shares
                                               Subject             Value
                                               to Call            (Note 2)
                                               -------            --------

Common Stock/Exp. Date/Ex. Price
--------------------------------
Chrysler Corp., Call Options April 1997
@ $27.50                                         200            $(117,500)
Crestar Financial Corp. Call Options June
1997 @ $70.00                                     50              (46,875)
Crestar Financial Corp. Call Options June
1997 @ $75.00                                     50              (36,250)
                                                                ----------

TOTAL CALL OPTIONS(PREMIUMS RECEIVED $156,170)                $  (200,625)
                                                              ============

+ Cost for federal income tax and financial reporting purposes. At December 31, 1996, net unrealized appreciation was $14,166,026. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $16,581,090 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $2,415,064.

* Non-income producing security.

KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
-----------------------------------
     Financial Statements
------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

Assets:
Investments in securities (including
repurchase agreements of $1,923,000),
at value (amortized cost $62,286,741)
(Note 2)                                                       $76,452,767
Cash                                                                   837
Receivables for investment securities
sold                                                               305,160
Receivable for Fund shares sold                                     52,043
Dividends and interest receivable                                   74,185
Other assets                                                           959
                                                               -----------
Total assets                                                    76,885,951

Liabilities:
Covered call options written, at value
(premiums received $156,170)                  $  200,625
Payable for investment securities
purchased                                      1,089,220
Accrued management fee (Note 4)                   36,951
Other accrued expenses (Note 4)                   35,196
                                              ----------
Total liabilities                                                1,361,992
                                                                ----------

Net Assets                                                     $75,523,959
                                                               ===========

Net Assets consist of:
Shares of beneficial interest                                  $    42,319
Additional paid-in capital                                      60,809,346
Undistributed net investment income                                  7,383
Accumulated net realized gain                                      543,340
Net unrealized appreciation of investments
and call options (Note 3)                                       14,121,571
                                                                ----------

Net Assets, for 4,231,930 shares outstanding                   $75,523,959
                                                               ===========

Net Asset Value, offering and redemption price
per share ($75,523,959 / 4,231,930 outstanding
shares of beneficial interest, $0.01 par value,
unlimited number of shares)                                         $17.85
                                                                    ======

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31,
1996 (Unaudited)

Income:
Dividends                                                      $   429,492
Interest                                                           149,804
                                                               -----------
Total income                                                       579,296

Expenses:
Management  fee (reflects $53,948 waiver)
(Note 4)                                       $192,281
Administration fee (Note 4)                      25,206
Accounting fee (Note 4)                          23,331
Transfer Agent fee (Note 4)                      10,249
Custodian fee (Note 4)                            7,202
Trustees' fees and expenses (Note 4)              2,017
Legal                                             1,115
Audit                                             7,477
Registration fees                                11,178
Other                                             1,348
                                               --------

Total expenses, net                                                281,404
                                                                ----------

Net investment income                                              297,892
                                                                ----------

Realized and unrealized gain on investments:

Net realized gain on investments                                   385,356
Net realized gain on call options written                          385,333
Net change in unrealized appreciation of
investments and call options                                     5,283,198
                                                                ----------

Net gain on investments                                          6,053,887
                                                                ----------

Net increase in net assets resulting from
operations                                                     $ 6,351,779
                                                               ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                           For the Six-Month
                                             Period Ended      For the Fiscal
                                           December 31, 1996     Year Ended
                                             (Unaudited)       June 30, 1996
                                           -----------------   --------------

Increase (Decrease) in Net Assets:
Operations:
Net investment income                        $   297,892        $   680,156
Net realized gain (loss) on investments          385,356           (396,620)
Net realized gain on call options written        385,333            571,222
Net change in unrealized appreciation of
investments and call options                   5,283,198          7,557,053
                                             -----------        -----------
Net increase in net assets resulting from
operations                                     6,351,779          8,411,811
                                             -----------        -----------

Distributions to shareholders from:
Net investment income ($0.153 and $0.150 per
share, respectively)                            (642,027)         (485,548)
Net realized capital gain ($0.088 and $0.000 per
share, respectively)                            (369,271)                0
                                             -----------        ----------
Total distributions to shareholders           (1,011,298)         (485,548)
                                             -----------        ----------

Fund Share Transactions (a):
Receipt from shares sold                       5,092,374        39,179,945
Receipt from shares issued on reinvestment
of distributions                               1,003,552           480,960
Shares redeemed                               (2,049,284)       (2,315,274)
                                              ----------        ----------

Net increase in net assets from Fund share
transactions                                   4,046,642        37,345,631
                                              ----------        ----------

Total increase in net assets                   9,387,123        45,271,894

Net Assets:
Beginning of period                           66,136,836        20,864,942
                                              ----------        ----------
End of period (including undistributed net
investment income of $7,383 and $351,518,
respectively)                                $75,523,959       $66,136,836
                                             ===========       ===========

(a) Transactions in capital stock were:
Shares sold                                      307,471         2,617,366
Shares issued on reinvestment of
distributions                                     55,846            31,130
Shares redeemed                                 (121,054)         (145,226)
                                             -----------       -----------
Net increase in shares                           242,263         2,503,270
Shares outstanding - Beginning balance         3,989,667         1,486,397
                                             -----------       -----------
Shares outstanding - Ending balance            4,231,930         3,989,667
                                             ===========       ===========

KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
-----------------------------------
     Financial Highlights
------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period.

                                                              For the Period
                          For the Six-Month                    Jan. 5, 1995
                            Period Ended    For the Fiscal  (Commencement of)
                          December 31, 1996   Year Ended   Operations) through
                            (Unaudited)     June 30, 1996    June 30, 1995
                          ----------------- -------------- -------------------

Net Asset Value -
Beginning of Period           $16.58            $14.04           $12.50
                              ------            ------           ------

Investment Operations:
Net investment income           0.04              0.13             0.11
Net realized and unrealized
gain on investments             1.47              2.56             1.43
                              ------            ------           ------
Total from investment
operations                      1.51              2.69             1.54
                              ------            ------           ------


Distributions:
From net investment income     (0.15)            (0.15)             -
From net realized capital
gain                           (0.09)              -                -
                              ------            ------           ------
Total distributions            (0.24)            (0.15)             -
                              ------            ------           ------

Net Asset Value - End of
Period                        $17.85            $16.58           $14.04
                              ======            ======           ======

Total Return                    9.10%**          19.24%           12.32%**

Ratios (to average net
assets)/Supplemental Data:

Expenses+                       0.80%*            0.80%            0.80%*

Net investment income           0.85%*            1.34%            3.06%*

Portfolio turnover rate         9.18%*           16.95%            0.00%*

Average commission rate paid   $0.0608           $0.0637             -

Net assets at end of period
(000's omitted)                $75,524           $66,137          $20,865

----------

* Annualized
** The total return has not been annualized.
+ For the period from inception through June 30, 1997, Kiewit Investment Management Corp. (the "Manager") has agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.80% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.95%, 1.05% and 2.56% for the six-month period ended December 31,1996, for the year ended June 30, 1996, and for the period ended June 30, 1995, respectively.

KIEWIT MUTUAL FUND
------------------
     Notes to Financial Statements (Unaudited)
------------------------------------------------------------------------------

1. Description of the Fund. The Kiewit Mutual Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. As of December 31. 1996 the Fund comprised five series of shares: Kiewit Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio, and Kiewit Equity Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Prior to December 6, 1994, the Fund was known as Kiewit Institutional Fund. The investment objectives of the five Portfolios are as follows: Money Market Portfolio is high current income, while maintaining a stable share price by investing in short-term money market securities; Short-Term Government Portfolio is a high level of current income, consistent with the maintenance of principal and liquidity; Intermediate-Term Bond Portfolio is a high level of current income, consistent with reasonable risk; Tax-Exempt Portfolio is a high level of current income, exempt from federal income tax, consistent with reasonable risk; Equity Portfolio is long-term capital appreciation.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Security Valuation. Securities held by the Portfolios which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and asked prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. The Money Market Portfolio values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Each money market instrument with a remaining maturity of 60 days or less is valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

Federal Income Taxes. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 1996, the Money Market Portfolio, Short-Term Government Portfolio and Intermediate-Term Bond Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $2,000, $102,000, $463,000, respectively. The capital loss carryforwards all expire in 2003 or 2004.

Interest Income and Distributions to Shareholders. Interest income is accrued as earned. Distributions of net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Distributions to shareholders of each Portfolio, except the Kiewit Equity Portfolio, are declared daily from net investment income and paid to shareholders monthly. The Fund's policy is to distribute substantially all net income from the Kiewit Equity Portfolio annually. Distributions of net capital gains realized by each Portfolio will be made annually.

Deferred Organization Costs. Organization costs incurred by each Portfolio have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations. In the event that any of the initial shares of a Portfolio are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements. Each Portfolio, through the Fund's custodian, receives delivery of the underlying securities used to collateralize the repurchase agreements, the market value of which is required to be in an amount at least equal to 102% of the resale price. Kiewit Investment Management Corp. ("KIM"), the Fund Manager, is responsible for determining that the market value of these underlying securities is maintained at a level at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Call and Put Options. The Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and the Equity Portfolio each may sell and/or purchase exchange-traded call options and purchase exchange traded put options on securities in the Portfolio. When a Portfolio writes a call option an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which a Portfolio has written either expires on its stipulated expiration date, or if a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option is sold), and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such a sale are increased by the premium originally received. A Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) and as a result bears a market risk of an unfavorable change in the price of the security underlying the written option.

The premium paid by a Portfolio for the purchase of a put option is recorded as an investment and subsequently marked to market to reflect the current market value of the option purchased. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing transaction, it realizes a gain (loss) if the proceeds from the sale are greater (less) than the cost of the option purchased. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3. Investment Securities. During the six-month period ended December 31, 1996, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

              Money      Short-Term  Intermediate-
              Market     Government    Term Bond   Tax-Exempt     Equity
              ------     ----------  ------------  ----------     ------

Purchases        -       $27,266,875  $33,224,420  $32,289,151  $8,931,363
Sales            -       100,244,288   51,342,636   43,493,259   3,010,263

Written options transactions for the Equity Portfolio during the six-month period ended December 31, 1996 are summarized as follows:

                                                     Call/Put Options Written
                                                         Premiums Received
                                                         -----------------

Options Outstanding, beginning of period                    $ (248,642)
Options written                                               (382,579)
Options closed                                                  91,301
Options exercised                                               41,524
Options expired                                                342,226
                                                            ----------
Options outstanding at December 31, 1996                      (156,170)
Unrealized depreciation at December 31, 1996                   (44,455)
                                                            ----------
Market value of written options at December 31, 1996        $ (200,625)
                                                            ==========

During the six-month period ended December 31, 1996, the Short-Term Government Portfolio and the Intermediate-Term Bond Portfolio had not entered into any option contracts.

4. Management Fee and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs KIM, an indirect, wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining, and telecommunications company, to furnish investment advisory and other services to the Fund. Pursuant to an investment management agreement with the Fund with respect to each Portfolio, KIM manages the investment and reinvestment of their assets, provides the Fund with records concerning KIM's activities which the Fund is required to maintain, and renders regular reports to the Fund's officers and the Board of Trustees.

For its services under the investment management agreement for each Portfolio, KIM receives fees from the Portfolios at the following annual rates of their average monthly net assets: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio - 0.40%; Tax-Exempt Portfolio - 0.40%; and Equity Portfolio - 0.70%. Prior to December 7, 1994, KIM received fees from the Portfolios at an annual rate of 0.30% of each Portfolio's average daily net assets. In addition, prior to December 7, 1994, KIM agreed to waive one-half of its fee with respect to each Portfolio.

Effective December 7, 1994 through June 30, 1995, KIM agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that limited annual operating expenses to not more than the following percentage of the average daily net assets of each Portfolio: Money Market Portfolio - 0.30%; Short-Term Government Portfolio - 0.40%; Intermediate-Term Bond Portfolio - 0.50%; Tax-Exempt Portfolio - 0.50%; and Equity Portfolio - 0.80%.

Effective July 1, 1995 through June 30, 1997, KIM has agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that will limit annual operating expenses to not more than the following percentage of the average daily net assets of each Portfolio: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio - 0.50%; Tax-Exempt Portfolio - 0.50%; and Equity Portfolio - 0.80%. These undertakings may be amended or rescinded at any time in the future.

The following table summarizes the management fees for the six-month period ended December 31, 1996:

                                       Gross Management     Management
                                            Fee             Fees Waived
                                       ----------------     -----------

Money Market Portfolio                    $494,319            $139,449
Short-Term Government Portfolio            270,225             107,253
Intermediate-Term Bond Portfolio           251,125              39,688
Tax-Exempt Portfolio                       291,178              21,402
Equity Portfolio                           246,229              53,948

Rodney Square Management Corp. ("Rodney Square"),. a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly-owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administration Agreement with the Fund on behalf of each Portfolio. As Administrator, Rodney Square is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square receives a monthly administration fee from the Fund at an annual rate of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of the Fund's net assets in excess of S1.5 billion, plus out-of-pocket expenses.

WTC serves as Custodian of the assets of the Fund. For its services, WTC is paid a monthly fee from the Fund at an annual rate of 0.009% of the Fund's average daily net assets up to $ I billion, and 0.0075% of the Fund's average daily net assets in excess of $ I billion, plus $ 12 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $500 per Portfolio, per month, exclusive of any transaction charges.

Rodney Square serves as Transfer Agent and Dividend Paying Agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of each Portfolio. For its services, the Fund pays Rodney Square a monthly fee of $7,500, plus out-of-pocket expenses.

Rodney Square determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, Rodney Square receives an annual fee of $40,000 per Portfolio, plus an amount equal to 0.01% of that portion of the Fund's average daily net assets in excess of $100 million.

Independent Trustees are each paid an annual fee of $5,000 from the Fund, plus $250 per Portfolio per meeting attended, plus travel expenses in connection with meetings. Certain officers and trustees of the Fund are also officers and/or directors of KIM.

KIEWIT MUTUAL FUND
1000 Kiewit Plaza
Omaha, NE  68131-3344
Telephone:  (800) 2KIEWIT
            (800) 254-3948

Investment Advisor
------------------
Kiewit Investment Management Corp.
1000 Kiewit Plaza
Omaha, NE  68131-3344

Custodian
---------
Wilmington Trust Company
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Administrator and Transfer Agent
--------------------------------
Rodney Square Management Corporation
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Distributor
-----------
Rodney Square Distributors, Inc.
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-00014

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus of the Fund.

                                                                February 1997